Expense Example - Invesco International Growth Focus ETF - Invesco International Growth Focus ETF	Jun. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	$ 173